BASIC AND DILUTED LOSS PER SHARE - Antidilutive Securities (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
NET LOSS PER COMMON SHARE
Antidilutive securities excluded from computation of earnings per share	1,686,490	115,450	78,869	140,869
Common stock warrants
NET LOSS PER COMMON SHARE
Antidilutive securities excluded from computation of earnings per share	753,811	89,007
Assumed conversion of preferred stock
NET LOSS PER COMMON SHARE
Antidilutive securities excluded from computation of earnings per share	908,862
Stock options
NET LOSS PER COMMON SHARE
Antidilutive securities excluded from computation of earnings per share	23,817	26,443	32,862	12,398